U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.



     1. Name and address of issuer: Prudential Pacific Growth Fund, Inc., One Seaport Plaza, New York, New York 10292.

     2.   Name of each series or class of funds for which this notice is filed:
          Class A, Class B and Class C shares.

     3.   Investment Company Act File Number: 811-6391.
          Securities Act File Number:  33-42391.

     4. Last day of fiscal year for which this notice is filed: October 31, 1995.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

     6.   Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/$0

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None/$0

     9. Number and aggregate sale price of securities sold during the fiscal year: 72,990,373/$1,087,924,631

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          72,990,373/$1,087,924,631

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
          214,232/$3,169,310

    12.   Calculation of registration fee:

         (i)  Aggregate sale price of securities
              sold during the fiscal year in
              reliance on rule 24f-2 (from item 10): $1,087,924,631

        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):   +    3,169,310

       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                       -1,156,956,761
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):                       +           0
         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                         (65,862,820)
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                 X       1/2900
       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                          0
Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.

    13.   Check box if fees are being remitted to the Commission's
lockbox depository as described in section 3a of the               Commission's
Rules of Informal and Other Procedures                (17 CFR 202.3a).
                                              [ ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       /s/ S. Jane Rose
                           By (S. Jane Rose, Secretary)
     Date December 26, 1995



PGF/24F-1295.NOT